ACCOUNTS RECEIVABLE AND OTHER (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD
Accounts receivable and other
Unbilled revenues		CAD 2,886		CAD 2,476
Trade receivables		974		1,079
Taxes receivable		222		175
Regulatory assets		66		216
Short-term portion of derivative assets (Note 24)		353		791
Prepaid expenses and deposits		168		181
Current deferred income taxes (Note 25)				367
Dividends receivable		26		26
Rebillable receivables		63
Agent billing and collection receivable		35		39
Other		231		125
Allowance for doubtful accounts		(46)		(45)
Accounts receivable and other		4,978		5,430
Special Purpose Entity
Accounts receivable and other
Trade receivables	$ 355	CAD 477	$ 317	CAD 439
Percentage of ownership in SPE, which has access to receivable owned by SPE	100.00%	100.00%
Special Purpose Entity | Maximum
Accounts receivable and other
Accumulated purchases, net of collections | $	$ 450